PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
10.	PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2014	2015

Building	$33,558	$32,142
Computer equipment and application software	39,032	22,861
Furniture and vehicles	305	163
Leasehold improvements	5,136	1,343
	$78,031	$56,509
Less: Accumulated depreciation	$(36,093)	$(23,130)
Less: Accumulated impairment loss	(90)	(90)
	$41,848	$33,289

Depreciation expense from continuing operations was $11,054, $11,966 and $7,338 and from discontinued operations was $6,516, $5,379 and $1,500, for the years ended December 31, 2013, 2014 and 2015, respectively.

Impairment loss from continuing operations were $90, $nil and $nil for the years ended December 31, 2013, 2014 and 2015, respectively. No impairment loss was incurred from discontinued operations for the respective years.